Stock-Based Compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Summary of Stock Option Activity

The following table summarizes the Company’s stock option activity during the six months ended June 30, 2022:

		Weighted-	Weighted-
		Average	Average
		Exercise	Remaining	Aggregate
	Number of	Price per	Contractual	Intrinsic Value
	Options	Share	Term (Years)	(in thousands)
Outstanding at December 31, 2021	4,889,820	$10.39	6.17	$54,449
Retroactive application of reverse recapitalization	7,784,666	(6.38)
Adjusted and Outstanding at December 31, 2021	12,674,486	$4.01	6.17	$54,449
Granted	2,658,185	$3.35
Exercised	(162,064)	$0.68
Forfeited - unvested	(17,281)	$5.56
Forfeited - vested	(63,718)	$4.31
Expired	(456,534)	$1.23
Outstanding at June 30, 2022	14,633,074	$4.01	6.66	$840
Exercisable at June 30, 2022	9,780,237	$3.81	5.43	$840
Vested and Expected to Vest at June 30, 2022	14,633,074	$4.01	6.66	$840

Schedule of stock option activity

The following table summarizes the Company’s stock option activity during the six months ended June 30, 2022:

		Weighted-	Weighted-
		Average	Average
		Exercise	Remaining	Aggregate
	Number of	Price per	Contractual	Intrinsic Value
	Options	Share	Term (Years)	(in thousands)
Outstanding at December 31, 2021	4,889,820	$10.39	6.17	$54,449
Retroactive application of reverse recapitalization	7,784,666	(6.38)
Adjusted and Outstanding at December 31, 2021	12,674,486	$4.01	6.17	$54,449
Granted	2,658,185	$3.35
Exercised	(162,064)	$0.68
Forfeited - unvested	(17,281)	$5.56
Forfeited - vested	(63,718)	$4.31
Expired	(456,534)	$1.23
Outstanding at June 30, 2022	14,633,074	$4.01	6.66	$840
Exercisable at June 30, 2022	9,780,237	$3.81	5.43	$840
Vested and Expected to Vest at June 30, 2022	14,633,074	$4.01	6.66	$840

Schedule of fair value assumptions

The fair value of each option issued was estimated at the date of grant using Black-Scholes with the following weighted-average assumptions:

Six Month
Ended
June 30, 2022
Market price of common stock	$3.35
Expected volatility	72.4%
Expected term (in years)	6.1
Risk-free interest rate	1.7%
Expected dividend yield	0.0%

Summary of Stock-Based Compensation Expense

Stock-based compensation expense is summarized for employees and nonemployees, by category in the accompanying condensed consolidated statements of operations as follows (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2022	2021	2022	2021
Research and development	$3,008	$494	$8,073	$1,061
Selling, general and administrative	4,968	1,145	13,892	2,033
Total	$7,976	$1,639	$21,965	$3,094

Schedule of Grant Date Fair Value of Options Issued Using Black-Scholes Weighted Average Assumptions

The fair value of each option issued was estimated at the date of grant using Black-Scholes with the following weighted-average assumptions:

Six Month
Ended
June 30, 2022
Market price of common stock	$3.35
Expected volatility	72.4%
Expected term (in years)	6.1
Risk-free interest rate	1.7%
Expected dividend yield	0.0%

Summary of Restricted Stock Unit Activity

The following table summarizes the Company’s RSU activity during the six months ended June 30, 2022:

		Weighted-
		Average Grant Date
	Number of RSUs	Fair Value
Outstanding and Unvested at December 31, 2021	313,354	$21.41
Retroactive application of reverse recapitalization	498,868	$(13.15)
Adjusted and Outstanding and Unvested at December 31, 2021	812,222	$8.26
Granted	4,555,197	$3.46
Vested	(17,654)	$8.26
Forfeited	—
Outstanding and Unvested at June 30, 2022	5,349,765	$4.18

Gelesis
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Summary of Stock Option Activity

		Weighted-	Weighted-
		Average	Average
		Exercise	Remaining	Aggregate
	Number of	Price per	Contractual	Intrinsic Value
	Options	Share	Term (Years)	(in thousands)
Outstanding at December 31, 2020	5,034,858	$9.26	6.12	$14,742
Granted	518,684	18.52
Exercised	(255,062)	0.57		5,304
Forfeited	(68,090)	10.98
Expired	(340,570)	1.49
Outstanding at December 31, 2021	4,889,820	$10.39	6.17	$54,449
Exercisable at December 31, 2021	3,704,417	$9.21	5.28	$45,211
Nonvested at December 31, 2021	1,185,403	$14.10	8.95	$9,238

Schedule of stock option activity

		Weighted-	Weighted-
		Average	Average
		Exercise	Remaining	Aggregate
	Number of	Price per	Contractual	Intrinsic Value
	Options	Share	Term (Years)	(in thousands)
Outstanding at December 31, 2020	5,034,858	$9.26	6.12	$14,742
Granted	518,684	18.52
Exercised	(255,062)	0.57		5,304
Forfeited	(68,090)	10.98
Expired	(340,570)	1.49
Outstanding at December 31, 2021	4,889,820	$10.39	6.17	$54,449
Exercisable at December 31, 2021	3,704,417	$9.21	5.28	$45,211
Nonvested at December 31, 2021	1,185,403	$14.10	8.95	$9,238

Schedule of stock-based compensation expense

	Year ended
	December 31,
	2021	2020
Research and development	$1,565	$1,960
General and administrative	3,967	2,848
Total	$5,532	$4,808

Schedule of fair value assumptions

	Year ended
	December 31,
	2021	2020
Fair value of common stock	$20.02	$11.18
Expected volatility	60.1%	63.6%
Expected term (in years)	5.8	5.8
Risk-free interest rate	1.1%	0.2%
Expected dividend yield	0.0%	0.0%

Schedule of Grant Date Fair Value of Options Issued Using Black-Scholes Weighted Average Assumptions

	Year ended
	December 31,
	2021	2020
Fair value of common stock	$20.02	$11.18
Expected volatility	60.1%	63.6%
Expected term (in years)	5.8	5.8
Risk-free interest rate	1.1%	0.2%
Expected dividend yield	0.0%	0.0%